Credit quality of loans and advances to customers	6 Months Ended
Jun. 30, 2024
Credit Quality Of Loans And Advances To Customers [Abstract]
Credit quality of loans and advances to customers	Note 11: Credit quality of loans and advances to customers

	Gross drawn exposures					Allowance for expected credit losses
At 30 June 2024	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail – UK mortgages
RMS 1–3	245,910	8,272	–	–	254,182	54	51	–	–	105
RMS 4–6	20,300	15,522	–	–	35,822	26	109	–	–	135
RMS 7–9	98	2,001	–	–	2,099	1	35	–	–	36
RMS 10	–	973	–	–	973	–	23	–	–	23
RMS 11–13	–	3,074	–	–	3,074	–	108	–	–	108
RMS 14	–	–	4,542	7,218	11,760	–	–	331	225	556
	266,308	29,842	4,542	7,218	307,910	81	326	331	225	963

Retail – credit cards
RMS 1–3	4,665	3	–	–	4,668	9	–	–	–	9
RMS 4–6	7,357	1,185	–	–	8,542	85	56	–	–	141
RMS 7–9	1,303	918	–	–	2,221	52	116	–	–	168
RMS 10	4	166	–	–	170	–	35	–	–	35
RMS 11–13	–	329	–	–	329	–	117	–	–	117
RMS 14	–	–	290	–	290	–	–	133	–	133
	13,329	2,601	290	–	16,220	146	324	133	–	603

Retail – UK unsecured loans and overdrafts
RMS 1–3	855	1	–	–	856	2	–	–	–	2
RMS 4–6	6,209	437	–	–	6,646	89	27	–	–	116
RMS 7–9	1,153	347	–	–	1,500	41	40	–	–	81
RMS 10	34	118	–	–	152	3	23	–	–	26
RMS 11–13	10	310	–	–	320	1	104	–	–	105
RMS 14	–	–	186	–	186	–	–	110	–	110
	8,261	1,213	186	–	9,660	136	194	110	–	440

Retail – UK Motor Finance
RMS 1–3	9,978	646	–	–	10,624	132	14	–	–	146
RMS 4–6	3,747	1,092	–	–	4,839	46	34	–	–	80
RMS 7–9	458	272	–	–	730	4	16	–	–	20
RMS 10	–	91	–	–	91	–	11	–	–	11
RMS 11–13	2	187	–	–	189	–	37	–	–	37
RMS 14	–	–	117	–	117	–	–	67	–	67
	14,185	2,288	117	–	16,590	182	112	67	–	361

Retail – other
RMS 1–3	14,153	250	–	–	14,403	3	4	–	–	7
RMS 4–6	2,200	167	–	–	2,367	10	10	–	–	20
RMS 7–9	–	90	–	–	90	–	5	–	–	5
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	81	10	–	–	91	–	–	–	–	–
RMS 14	–	–	163	–	163	–	–	45	–	45
	16,434	522	163	–	17,119	13	19	45	–	77
Total Retail	318,517	36,466	5,298	7,218	367,499	558	975	686	225	2,444
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 11: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Allowance for expected credit losses
At 30 June 2024	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Commercial Banking
CMS 1–5	13,625	–	–	–	13,625	1	–	–	–	1
CMS 6–10	13,731	59	–	–	13,790	12	–	–	–	12
CMS 11–14	32,113	2,020	–	–	34,133	125	28	–	–	153
CMS 15–18	4,255	3,601	–	–	7,856	69	188	–	–	257
CMS 19	30	628	–	–	658	–	57	–	–	57
CMS 20–23		–	2,045	–	2,045	–	–	390	–	390
	63,754	6,308	2,045	–	72,107	207	273	390	–	870
Other[1]	(982)	–	–	–	(982)	–	–	–	–	–
Total loans and advances to customers	381,289	42,774	7,343	7,218	438,624	765	1,248	1,076	225	3,314
[1]Gross drawn exposures include centralised fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 11: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Allowance for expected credit losses
At 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail – UK mortgages
RMS 1–3	226,740	4,137	–	–	230,877	123	37	–	–	160
RMS 4–6	29,637	27,037	–	–	56,674	38	151	–	–	189
RMS 7–9	219	2,713	–	–	2,932	–	37	–	–	37
RMS 10	–	590	–	–	590	–	13	–	–	13
RMS 11–13	–	4,056	–	–	4,056	–	136	–	–	136
RMS 14	–	–	4,337	7,854	12,191	–	–	357	213	570
	256,596	38,533	4,337	7,854	307,320	161	374	357	213	1,105

Retail – credit cards
RMS 1–3	3,906	5	–	–	3,911	9	–	–	–	9
RMS 4–6	7,159	1,248	–	–	8,407	91	65	–	–	156
RMS 7–9	1,548	1,069	–	–	2,617	67	145	–	–	212
RMS 10	12	220	–	–	232	1	50	–	–	51
RMS 11–13	–	366	–	–	366	–	141	–	–	141
RMS 14	–	–	284	–	284	–	–	130	–	130
	12,625	2,908	284	–	15,817	168	401	130	–	699

Retail – UK unsecured loans and overdrafts
RMS 1–3	638	1	–	–	639	1	–	–	–	1
RMS 4–6	5,152	250	–	–	5,402	83	18	–	–	101
RMS 7–9	1,256	473	–	–	1,729	44	50	–	–	94
RMS 10	43	135	–	–	178	4	27	–	–	31
RMS 11–13	14	328	–	–	342	2	113	–	–	115
RMS 14	–	–	196	–	196	–	–	118	–	118
	7,103	1,187	196	–	8,486	134	208	118	–	460

Retail – UK Motor Finance
RMS 1–3	9,979	569	–	–	10,548	142	12	–	–	154
RMS 4–6	2,791	998	–	–	3,789	41	29	–	–	70
RMS 7–9	769	228	–	–	997	3	13	–	–	16
RMS 10	–	63	–	–	63	–	7	–	–	7
RMS 11–13	2	169	–	–	171	–	30	–	–	30
RMS 14	–	–	112	–	112	–	–	63	–	63
	13,541	2,027	112	–	15,680	186	91	63	–	340

Retail – other
RMS 1–3	13,613	240	–	–	13,853	3	4	–	–	7
RMS 4–6	2,197	186	–	–	2,383	16	13	–	–	29
RMS 7–9	–	86	–	–	86	–	4	–	–	4
RMS 10	–	6	–	–	6	–	–	–	–	–
RMS 11–13	88	7	–	–	95	–	–	–	–	–
RMS 14	–	–	144	–	144	–	–	47	–	47
	15,898	525	144	–	16,567	19	21	47	–	87
Total Retail	305,763	45,180	5,073	7,854	363,870	668	1,095	715	213	2,691
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 11: Credit quality of loans and advances to customers (continued)

	Gross drawn exposures					Allowance for expected credit losses
At 31 December 2023	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Commercial Banking
CMS 1–5	12,145	–	–	–	12,145	2	–	–	–	2
CMS 6–10	17,259	121	–	–	17,380	23	–	–	–	23
CMS 11–14	30,366	2,793	–	–	33,159	129	57	–	–	186
CMS 15–18	3,618	4,070	–	–	7,688	63	229	–	–	292
CMS 19	9	809	–	–	818	–	81	–	–	81
CMS 20–23	–	–	2,058	–	2,058	–	–	418	–	418
	63,397	7,793	2,058	–	73,248	217	367	418	–	1,002
Other[1]	(301)	–	–	–	(301)	–	–	–	–	–
Total loans and advances to customers	368,859	52,973	7,131	7,854	436,817	885	1,462	1,133	213	3,693
[1]Gross drawn exposures include centralised fair value hedge accounting adjustments.